INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES
Total	$ 15,877	$ 6,138
Inventory write down	$ 0	$ 0	$ 0